RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

MDJM conducts real estate services business through Mingda Tianjin, which currently is considered for accounting purposes as a VIE, and MDJM is considered the primary beneficiary, enabling MDJM to consolidate the financial results of Mingda Tianjin in MDJM’s consolidated financial statements through the VIE Agreements. The shareholders of Mingda Tianjin include but are not limited to MDJM’s principal shareholder, Mr. Siping Xu.